Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
2013	$ 4,410
2014	4,571
2015	4,663
2016	4,825
2017 and thereafter	14,914
Total future amortization of intangible assets	$ 33,383	$ 46,675	$ 60,122	$ 66,692